United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/15

Date of Reporting Period: Quarter ended 01/31/15

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.7%
		Basic Industry - Chemicals—1.6%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$612,815
540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	540,000
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	374,117
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	510,950
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,361,954
490,000		RPM International, Inc., 6.50%, 2/15/2018	552,030
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	112,152
375,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	382,824
		TOTAL	4,446,842
		Basic Industry - Metals & Mining—6.6%
255,000		Alcoa, Inc., 5.87%, 2/23/2022	286,864
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	401,285
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,136,542
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	956,551
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,112,084
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	313,771
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	613,896
850,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.00%, 2/25/2017	885,700
1,500,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.75%, 8/5/2020	1,554,375
400,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	426,000
150,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.25%, 3/1/2041	154,688
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	249,967
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,334,712
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,108,620
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	890,000
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,077,952
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	604,563
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,207,085
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	457,450
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	509,831
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	145,035
1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,030,738
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	515,993
		TOTAL	17,973,702
		Basic Industry - Paper—1.3%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,033,342
350,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	390,512
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	908,324
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	244,854
		TOTAL	3,577,032
		Capital Goods - Aerospace & Defense—0.3%
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	875,880
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	59,704
		TOTAL	935,584
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.8%
$300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	$335,814
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,189,000
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	208,997
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	451,939
		TOTAL	2,185,750
		Capital Goods - Construction Machinery—0.5%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,479,916
		Capital Goods - Diversified Manufacturing—2.6%
465,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	483,698
560,000		Dover Corp., Note, 5.45%, 3/15/2018	628,869
1,110,000		Harsco Corp., 5.75%, 5/15/2018	1,171,050
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	519,730
1,150,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,397,832
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,917,782
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	864,500
		TOTAL	6,983,461
		Communications - Cable & Satellite—1.7%
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	631,886
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	852,503
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	415,722
700,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	762,813
570,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	587,356
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	239,970
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2021	1,087,508
		TOTAL	4,577,758
		Communications - Media & Entertainment—2.8%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	32,917
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	323,676
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	855,908
750,000		CBS Corp., 3.70%, 8/15/2024	781,397
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	415,459
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,009,730
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	136,897
500,000		News America, Inc., Sr. Unsecd. Note, 3.00%, 9/15/2022	515,442
1,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,059,708
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	829,700
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	490,740
215,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	224,916
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	1,041,986
		TOTAL	7,718,476
		Communications - Telecom Wireless—2.2%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	404,800
500,000		American Tower Corp., 3.45%, 9/15/2021	512,797
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	589,094
2,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,545,948
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,242,012
580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	626,582
		TOTAL	5,921,233
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—2.6%
$1,160,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	$1,258,600
160,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	185,511
1,430,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	1,493,372
500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	563,230
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	308,148
2,080,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	2,390,636
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	819,243
		TOTAL	7,018,740
		Consumer Cyclical - Automotive—3.2%
1,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,517,832
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 1.724%, 12/6/2017	999,142
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,017,197
450,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	463,421
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	513,792
1,140,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,155,366
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	152,123
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	819,145
1,350,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,412,864
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	769,467
		TOTAL	8,820,349
		Consumer Cyclical - Leisure—1.0%
950,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	1,022,166
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,819,549
		TOTAL	2,841,715
		Consumer Cyclical - Lodging—1.1%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,519,000
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	277,692
1,150,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,199,489
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,228
		TOTAL	2,999,409
		Consumer Cyclical - Retailers—1.6%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	762,512
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	327,989
190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	191,002
450,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	503,770
277,284	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	305,379
1,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	1,540,307
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	420,675
350,000	[1,2]	Tiffany & Co., Sr. Unsecd. Note, Series 144A, 3.80%, 10/1/2024	364,603
		TOTAL	4,416,237
		Consumer Cyclical - Services—1.6%
325,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	326,586
325,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.60%, 11/28/2024	331,711
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,766,199
250,000		Expedia, Inc., 4.50%, 8/15/2024	260,207
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	563,510
		TOTAL	4,248,213
		Consumer Non-Cyclical - Food/Beverage—2.6%
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,021,662
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$750,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	$992,149
290,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	292,762
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	517,075
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	807,502
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,118,154
900,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	980,274
265,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	277,993
600,000		Tyson Foods, Inc., 3.95%, 8/15/2024	646,852
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	521,695
		TOTAL	7,176,118
		Consumer Non-Cyclical - Health Care—0.4%
235,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	250,885
280,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	319,869
425,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	442,867
		TOTAL	1,013,621
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,388,235
350,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	376,903
		TOTAL	1,765,138
		Consumer Non-Cyclical - Products—0.2%
445,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	460,276
		Consumer Non-Cyclical - Tobacco—0.4%
580,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	631,559
270,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	361,078
		TOTAL	992,637
		Energy - Independent—0.9%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	611,115
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	239,873
145,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	144,371
400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	449,560
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,108,250
		TOTAL	2,553,169
		Energy - Integrated—2.3%
1,261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,251,044
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	691,320
1,550,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,744,578
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	716,683
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	805,058
900,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	751,878
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	249,629
		TOTAL	6,210,190
		Energy - Midstream—1.8%
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	701,336
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	529,728
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	459,993
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	677,342
505,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	490,935
1,560,000		Williams Partners LP, 5.25%, 3/15/2020	1,708,922
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	$350,118
		TOTAL	4,918,374
		Energy - Oil Field Services—0.5%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	95,423
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	493,371
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	599,914
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	40,735
		TOTAL	1,229,443
		Energy - Refining—0.8%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	375,307
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,759,605
		TOTAL	2,134,912
		Financial Institution - Banking—20.9%
550,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	555,185
1,150,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,196,067
465,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	486,758
575,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	589,342
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	665,458
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,536,271
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,914,404
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,992,665
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	503,322
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	512,263
1,300,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	1,481,122
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	820,438
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	685,935
700,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	716,334
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	708,973
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	435,321
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	456,744
1,000,000		Citigroup, Inc., 2.50%, 7/29/2019	1,017,032
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	731,293
2,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	3,211,580
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,300,472
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	784,111
335,000		Comerica, Inc., 3.80%, 7/22/2026	348,899
450,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	454,082
420,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 2.75%, 9/29/2019	427,598
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	753,561
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	762,925
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	851,728
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.375%, 1/22/2018	1,020,206
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	2,865,560
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	750,470
600,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	622,900
210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	258,740
740,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	750,405
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	548,962
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	552,551
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	$2,348,896
1,700,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,699,225
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,234,265
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,218,774
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	611,511
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	907,821
560,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	598,492
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	528,830
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,902,582
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,563,219
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	617,920
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,088,053
1,509,265	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,009,562
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,428,179
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	789,340
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	461,822
1,500,000		Wells Fargo & Co., 2.125%, 4/22/2019	1,522,437
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,117,812
		TOTAL	56,918,417
		Financial Institution - Broker/Asset Mgr/Exchange—4.1%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	846,547
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,648,983
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	425,032
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	116,023
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,303,552
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	927,622
660,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	732,410
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	517,815
490,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	563,897
640,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	775,334
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	73,194
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	592,044
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	1,001,010
400,000		Stifel Financial Corp., 4.25%, 7/18/2024	421,631
700,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	742,144
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	478,069
		TOTAL	11,165,307
		Financial Institution - Finance Companies—3.9%
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	546,643
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	424,325
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,613,115
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,300,878
800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	932,959
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,133,810
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	606,395
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	482,715
1,450,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,662,824
		TOTAL	10,703,664
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.1%
$204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	$244,270
		Financial Institution - Insurance - Life—5.1%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,431,342
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	718,072
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	989,716
330,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	363,266
1,700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,079,190
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,381,053
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	262,083
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,351,259
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	463,400
300,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	321,295
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	504,754
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	942,989
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	281,232
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	330,211
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	342,187
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	563,672
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,617,682
		TOTAL	13,943,403
		Financial Institution - Insurance - P&C—2.6%
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	318,672
515,000		CNA Financial Corp., 6.50%, 8/15/2016	556,477
350,000		CNA Financial Corp., Sr. Unsecd. Note, 3.95%, 5/15/2024	368,592
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	151,252
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	672,445
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	471,130
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	245,741
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	290,120
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,183,721
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	156,264
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,571,250
		TOTAL	6,985,664
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	681,167
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	511,566
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	299,458
		TOTAL	1,492,191
		Financial Institution - REIT - Healthcare—0.3%
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	818,778
		Financial Institution - REIT - Office—0.7%
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	624,536
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,176,302
		TOTAL	1,800,838
		Financial Institution - REIT - Other—0.7%
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	524,094
500,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	547,038
314,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	375,628
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$375,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	$399,800
		TOTAL	1,846,560
		Financial Institution - REIT - Retail—0.4%
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	473,688
500,000		Simon Property Group LP, 6.125%, 5/30/2018	574,062
		TOTAL	1,047,750
		Municipal Services—0.6%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	665,353
940,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,092,308
		TOTAL	1,757,661
		Sovereign—0.5%
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	472,812
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	950,940
		TOTAL	1,423,752
		Technology—4.7%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	555,940
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	434,792
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	585,803
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	334,598
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	149,094
250,000		BMC Software, Inc., 7.25%, 6/1/2018	240,000
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,230,093
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,880,360
1,200,000		Harris Corp., 5.95%, 12/1/2017	1,344,641
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	934,756
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	1,019,081
500,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	516,295
1,250,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	1,307,029
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	803,728
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	357,111
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	374,846
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	602,920
		TOTAL	12,671,087
		Transportation - Airlines—0.9%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	558,846
1,760,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,890,039
		TOTAL	2,448,885
		Transportation - Railroads—1.4%
330,676		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	373,700
1,000,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,070,777
1,200,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,211,037
800,000		Union Pacific Corp., 2.95%, 1/15/2023	838,754
300,000		Union Pacific Corp., Sr. Unsecd. Note, 3.646%, 2/15/2024	331,922
		TOTAL	3,826,190
		Transportation - Services—1.8%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	941,123
220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	271,924
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	403,484
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	627,739
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	$1,026,402
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	257,543
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	516,015
750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	783,701
		TOTAL	4,827,931
		Utility - Electric—3.8%
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	393,394
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	440,584
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,075,250
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,237,142
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	803,775
292,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	309,813
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	282,290
347,060	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	368,902
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,779,622
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	961,281
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	501,793
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	125,659
830,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	909,658
335,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	341,807
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	915,079
		TOTAL	10,446,049
		Utility - Natural Gas—1.5%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	252,356
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	419,804
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	839,118
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	877,185
1,200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	1,277,638
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	315,491
		TOTAL	3,981,592
		TOTAL CORPORATE BONDS (IDENTIFIED COST $243,851,088)	262,948,284
		FOREIGN GOVERNMENTS/AGENCIES—0.8%
		Sovereign—0.8%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	339,200
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,140,975
750,000		United Mexican States, Note, 5.625%, 1/15/2017	812,625
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,046,028)	2,292,800
		INVESTMENT COMPANY—1.5%
4,130,890	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	4,130,890
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $250,028,006)[6]	269,371,974
		OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	2,587,880
		TOTAL NET ASSETS—100%	$271,959,854
9

At January 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 2-Year Long Futures	50	$10,988,281	March 2015	$47,544
8U.S. Treasury Note 10-Year Short Futures	55	$7,198,125	March 2015	$(271,686)
8U.S. Treasury Long Bond Short Futures	35	$5,294,844	March 2015	$(386,446)
8U.S. Treasury Ultra Bond Short Futures	80	$14,315,000	March 2015	$(1,748,305)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,358,893)
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,968,047 and $33,826,133, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $58,668,297, which represented 21.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $54,221,504, which represented 19.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,819,549
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,458,178	$1,009,562
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,617,682
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	At January 31, 2015, the cost of investments for federal tax purposes was $250,028,006. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $19,343,968. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,494,090 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,150,122.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
10

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Advisers”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
11

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$261,938,722	$1,009,562	$262,948,284
Foreign Governments/Agencies	—	2,292,800	—	2,292,800
Investment Company	4,130,890	—	—	4,130,890
TOTAL SECURITIES	$4,130,890	$264,231,522	$1,009,562	$269,371,974
OTHER FINANCIAL INSTRUMENTS*	$(2,358,893)	$—	$—	$(2,358,893)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12
Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$622,449	[1]	FHLMC ARM 780443, 2.160%, 3/01/2033	$663,973
16,965	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	18,458
6,797	[1]	FHLMC ARM 420196, 5.322%, 11/01/2030	7,394
9,477	[1]	FHLMC ARM 390260, 2.069%, 10/01/2030	9,690
15,004	[1]	FHLMC ARM 606116, 2.113%, 9/01/2019	15,254
15,948	[1]	FHLMC ARM 785167, 2.125%, 12/01/2018	16,163
		TOTAL	730,932
		Federal National Mortgage Association—0.2%
15,097	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	16,424
345,208	[1]	FNMA ARM 544852, 2.493%, 4/01/2028	362,972
379,961	[1]	FNMA ARM 544843, 2.504%, 10/01/2027	399,261
372,545	[1]	FNMA ARM 544884, 2.474%, 5/01/2034	394,960
686,619	[1]	FNMA ARM 556379, 1.514%, 5/01/2040	708,643
245,921	[1]	FNMA ARM 556388, 1.514%, 5/01/2040	253,851
1,004,648	[1]	FNMA ARM 618128, 1.921%, 8/01/2033	1,041,241
		TOTAL	3,177,352
		Government National Mortgage Association—0.0%
10,767	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	10,935
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,788,923)	3,919,219
		ASSET-BACKED SECURITIES—41.7%
		Auto Receivables—19.8%
2,000,000	[1]	Ally Auto Receivable Trust 2013-SN1 A4, Class A4, 0.90%, 5/22/2017	2,002,508
2,700,000	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	2,695,530
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,002,924
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.517%, 6/15/2017	3,014,694
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.617%, 2/15/2018	5,003,378
2,891,500	[2,3]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	2,890,162
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,034,602
460,244		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	460,858
148,544		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	148,912
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,396,258
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,024,407
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,381,742
3,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,067,745
5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	5,003,513
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,131,581
1,494,800	[1]	Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.598%, 11/20/2015	1,495,035
3,100,000		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	3,101,696
5,000,000	[1]	Capital Auto Receivables Asset Trust 2014-3, Class A1, 0.488%, 2/21/2017	4,995,947
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.168%, 1/7/2025	3,805,258
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.968%, 1/7/2025	2,507,437
3,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.588%, 3/7/2026	3,500,940
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 0.968%, 3/7/2026	2,002,535
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.368%, 3/7/2026	1,001,296

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 1.718%, 3/7/2026	$1,501,855
2,900,000	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	2,904,253
3,722,094	[1,2,3]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	3,730,600
4,500,000	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	4,505,196
615,196	[2,3]	Enterprise Fleet Financing LLC Series 2012-1, Class A2, 1.14%, 11/20/2017	615,401
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,000,320
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,782,124
7,000,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	7,009,222
8,000,000		Ford Credit Auto Lease Trust 2014-A, Class B, 1.16%, 8/15/2017	7,995,229
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	5,002,592
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,585,853
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,029,936
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	10,076,020
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,061,028
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,508,699
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,097,314
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,084,982
188,060	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.168%, 9/20/2016	188,097
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.817%, 5/15/2018	2,495,960
102,852	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	102,861
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,518,315
8,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	8,003,023
2,500,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	2,502,282
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,006,581
750,000	[1,2,3]	Motor 2013-1A, Class A1, 0.668%, 2/25/2021	750,448
6,105,334	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.648%, 8/25/2021	6,111,599
5,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	5,005,487
4,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	4,023,855
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.417%, 3/14/2018	5,045,021
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 0.867%, 8/14/2018	600,374
533,489	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.067%, 5/14/2016	533,882
3,522,360	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	3,529,127
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,606,933
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,083,015
7,100,000		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	7,123,087
4,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	4,002,458
2,445,850		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,447,550
1,894,826	[1]	World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.487%, 5/16/2016	1,895,161
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,119,155
		TOTAL	259,853,853
		Credit Card—11.9%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.867%, 2/16/2021	9,038,509
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 0.667%, 12/15/2021	4,990,718
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.867%, 2/15/2019	11,480,037
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.547%, 6/15/2021	7,987,290
5,000,000	[1]	Capital One Multi-Asset Execution Trust 2014-A3, Class A3, 0.547%, 1/18/2022	4,988,245
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.627%, 4/15/2019	9,949,775
8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.408%, 2/7/2018	8,003,197
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.448%, 5/26/2020	4,287,998

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.617%, 4/15/2021	$9,014,621
15,000,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 0.597%, 7/15/2021	14,999,899
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.527%, 12/16/2019	5,994,447
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.611%, 7/17/2017	7,004,382
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.591%, 9/15/2018	7,005,686
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.617%, 3/15/2021	7,987,900
15,000,000	[2,3]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	15,017,173
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,016,368
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	3,007,013
15,000,000	[1,2,3]	Penarth Master Issuer PLC, Class A1, 0.558%, 11/18/2017	15,008,393
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.967%, 6/17/2019	7,058,513
		TOTAL	155,840,164
		Equipment Lease—2.8%
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,424,030
4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	4,029,011
3,808,122	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.348%, 8/18/2021	3,798,588
3,266,666	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	3,269,707
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,513,666
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	3,003,128
689,215		GE Equipment Midticket LLC Series 2013-1, Class A2, 0.64%, 3/22/2016	689,216
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,519,226
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,021,272
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,204,053
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	997,634
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	2,003,583
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,204,125
1,320,222	[2,3]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	1,320,579
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,503,094
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,762,438
		TOTAL	37,263,350
		Home Equity Loan—0.5%
259,610	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.528%, 7/25/2035	259,235
2,810,532	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.348%, 2/25/2036	2,713,766
14,341	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.647%, 1/15/2028	11,620
37,702	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.428%, 11/25/2036	37,128
2,452,327		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,193,053
141,931	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.188%, 11/25/2034	129,058
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	35,392
78,960	[1,2,3]	Quest Trust 2004—X1, Class A, 0.828%, 3/25/2034	79,551
2,490,184	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,553,846
		TOTAL	7,012,649
		Manufactured Housing—0.0%
2,436		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	2,439
		Other—6.7%
4,281,823	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.478%, 6/14/2037	4,189,845
1,369,239	[1,2,3]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.416%, 5/10/2032	1,352,341
2,354,283	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.056%, 2/25/2043	2,365,617
7,500,000	[1,2,4]	Carlyle Global Market Strategies, Class A, 2.153%, 10/15/2021	7,500,000
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.738%, 2/20/2017	6,000,919

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.658%, 6/20/2017	$4,004,053
2,790,566	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.848%, 10/25/2035	2,786,760
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.084%, 10/25/2025	5,014,150
1,960,523	[1]	Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	1,963,606
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.717%, 2/15/2018	3,998,007
3,500,000	[1,2,3]	PFS Financing Corp. 2013-BA, Class B, 1.267%, 4/17/2017	3,499,787
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 0.767%, 2/15/2019	7,999,398
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.117%, 2/15/2019	5,004,835
2,863,543	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.768%, 11/25/2027	2,873,879
1,599,543	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.167%, 10/15/2024	1,607,745
845,513	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.567%, 8/15/2025	854,182
1,845,724	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.267%, 12/15/2021	1,851,211
2,870,978	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.267%, 8/15/2023	2,886,383
625,815	[1]	SLM Student Loan Trust 2013-3, Class A1, 0.368%, 11/27/2017	625,673
1,052,195	[1]	SLM Student Loan Trust 2013-5, Class A1, 0.428%, 5/25/2018	1,052,135
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.567%, 10/15/2031	11,181,476
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.317%, 1/15/2026	4,038,660
867,824	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	882,836
937,380	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	952,640
3,049,211	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	3,065,180
		TOTAL	87,551,318
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $545,742,248)	547,523,773
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.4%
		Commercial Mortgage—7.3%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 1.667%, 9/15/2026	9,504,678
3,000,000	[1,2,3]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.917%, 6/15/2033	2,992,130
2,558,972	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,584,508
201,326	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	201,468
3,765,523		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	3,772,205
2,506,121		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	2,494,035
3,109,955		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	3,125,857
1,178,874	[1,2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	1,169,183
4,710,730	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	4,582,422
5,790,286	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	5,496,925
5,785,058	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	5,916,311
2,323,944	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,410,545
2,038,653	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,045,125
10,000,000	[1,2,3]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.667%, 12/15/2028	9,929,467
945,869		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A1, 1.031%, 5/15/2045	947,011
15,000,000	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.818%, 11/15/2045	15,000,676
655,204	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	658,830
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.956%, 4/10/2046	5,000,112
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,668,953
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.362%, 6/15/2045	5,157,334
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.217%, 7/15/2046	4,834,698
		TOTAL	95,492,473
		Federal Home Loan Mortgage Corporation—1.1%
1,349		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	1,425
10,667		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	11,394

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$29,760		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	$33,530
10,412		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	10,750
132,589	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.517%, 2/15/2018	132,959
83,682		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	86,738
93,157		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	98,519
93,046		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	102,412
1,780,464	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.467%, 2/15/2036	1,784,543
216,920	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.627%, 2/15/2034	218,775
757,205	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.567%, 7/15/2036	760,140
352,042	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.917%, 7/15/2036	357,247
899,652	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.077%, 7/15/2037	921,658
4,865,358		Federal Home Loan Mortgage Corp. REMIC K701, Class A1, 2.776%, 6/25/2017	4,979,290
4,365,512	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP, Class A, 0.534%, 4/25/2020	4,377,263
163,293	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	187,616
		TOTAL	14,064,259
		Federal National Mortgage Association—1.2%
53,339		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	60,411
1,696		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	1,930
39,627		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	44,243
33,633	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	37,565
2,490	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	2,602
10,203		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	11,240
223,469		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	250,488
5,931		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	6,088
88,254	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.668%, 9/25/2032	89,286
26,620		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	28,012
38,162		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	39,200
516,395	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.598%, 6/25/2036	520,125
2,251,143	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.618%, 7/25/2037	2,270,115
367,101	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.168%, 6/25/2037	376,300
363,155	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.968%, 5/25/2039	367,338
116,740	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.668%, 8/25/2039	117,481
713,555	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.018%, 4/25/2037	728,812
1,276,537	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.708%, 7/25/2037	1,288,444
2,734,037	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.618%, 3/25/2041	2,741,491
6,304,558	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.568%, 2/25/2042	6,325,549
37,886		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	40,067
52,503		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	58,596
		TOTAL	15,405,383
		Government Agency—0.4%
3,427,417	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	3,414,011
1,253,420		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	1,260,922
1,150,563	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.618%, 1/8/2020	1,156,360
		TOTAL	5,831,293
		Government National Mortgage Association—0.9%
5,960,217		Government National Mortgage Association REMIC 2013-H16 FA, 0.698%, 7/20/2063	5,960,116
6,666,670		Government National Mortgage Association REMIC 2013-H17 FA, 0.708%, 7/20/2063	6,669,337
		TOTAL	12,629,453

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—2.5%
$37,764	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	$37,805
3,333,333	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.932%, 5/17/2060	3,357,695
12,057	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.069%, 3/25/2033	12,069
103,669	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.347%, 2/3/2029	39,351
118,089	[1]	Chaseflex Trust 2006-1, Class A2A, 4.954%, 6/25/2036	117,343
31,940		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	32,851
35,894	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	35,893
2,004,265	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.903%, 10/15/2054	2,009,315
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.438%, 2/25/2037	597,694
3,866,694	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.633%, 12/22/2054	3,898,749
5,148,710	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.733%, 12/22/2054	5,144,393
345,629	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.107%, 9/25/2034	291,115
39,516		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	41,953
117,264	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 1.992%, 2/25/2040	115,644
518,942	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	518,959
936,310	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	966,962
542,730	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	559,033
6,249,107	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	5,838,980
3,085,595		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,861,870
4,132,867	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,924,644
333,333	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.806%, 1/21/2055	336,020
254,137		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	284,424
781,641	[1]	Washington Mutual 2006-AR15, Class 1A, 0.954%, 11/25/2046	658,383
829,821	[1]	Washington Mutual 2006-AR17, Class 1A, 0.933%, 12/25/2046	664,838
85,272	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.597%, 7/25/2034	87,197
		TOTAL	32,433,180
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $178,487,706)	175,856,041
		CORPORATE BONDS—34.5%
		Basic Industry - Chemicals—1.0%
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,576,647
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,514,456
3,000,000	[2,3]	RPM International, Inc., Sr. Unsecd. Note, Series 144A, 6.70%, 11/1/2015	3,107,733
		TOTAL	13,198,836
		Basic Industry - Metals & Mining—1.2%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,104,139
1,500,000	[1,2,3]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, Series 144A, 1.203%, 4/15/2016	1,499,483
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	1,620,195
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.507%, 9/30/2016	1,000,406
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,145,968
		TOTAL	15,370,191
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,526,145
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,986,174
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,078,920
		TOTAL	6,591,239
		Communications - Cable & Satellite—1.3%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,041,513
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,655,957
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,055,405

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	$4,633,088
		TOTAL	17,385,963
		Communications - Media & Entertainment—0.6%
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,555,368
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	5,015,990
		TOTAL	7,571,358
		Communications - Telecom Wireless—0.7%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.241%, 9/12/2016	5,768,683
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,309,637
		TOTAL	9,078,320
		Communications - Telecom Wirelines—1.5%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, 0.618%, 2/12/2016	3,401,761
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,646,404
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,521,888
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.013%, 6/17/2019	3,017,250
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.991%, 9/14/2018	2,601,665
		TOTAL	19,188,968
		Consumer Cyclical - Automotive—2.7%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,033,030
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.588%, 3/10/2017	2,995,863
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,047,088
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.955%, 9/26/2016	5,779,406
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,232,830
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 0.603%, 5/23/2017	4,995,915
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,710,599
		TOTAL	35,794,731
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,007,506
		Consumer Cyclical - Retailers—0.5%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,663,979
3,700,000		CVS Health Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,734,373
		TOTAL	6,398,352
		Consumer Cyclical - Services—0.4%
3,000,000	[1,2,3]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 0.756%, 11/28/2017	3,007,893
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,328,230
		TOTAL	5,336,123
		Consumer Non-Cyclical - Food/Beverage—3.1%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,770,775
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,010,236
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,006,328
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.752%, 2/1/2019	7,907,896
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,217,945
2,050,000		Sysco Corp., Sr. Unsecd. Note, 1.45%, 10/2/2017	2,069,182
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,145,160
		TOTAL	40,127,522
		Consumer Non-Cyclical - Health Care—0.4%
3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.536%, 10/6/2017	2,997,090
2,475,000	[1]	Becton, Dickinson and Co., Sr. Unsecd. Note, 0.691%, 6/15/2016	2,474,092
		TOTAL	5,471,182

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.3%
$3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.277%, 7/18/2018	$3,510,500
		Energy - Integrated—1.4%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,131,195
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.885%, 9/26/2018	3,967,872
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,881,259
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,895,699
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,033,273
		TOTAL	18,909,298
		Energy - Midstream—0.2%
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	2,997,354
		Energy - Oil Field Services—0.6%
3,095,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	3,072,171
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	5,004,960
		TOTAL	8,077,131
		Financial Institution - Banking—9.1%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	3,007,305
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,043,408
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,248,070
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.915%, 2/1/2019	9,030,006
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 1.293%, 1/15/2019	1,514,145
8,650,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	8,704,962
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 0.852%, 4/9/2018	6,033,276
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,102,192
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,001,782
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,162,648
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note—Sr. Note, Series BKNT, 0.742%, 11/18/2016	10,031,380
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.332%, 11/15/2018	10,101,690
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, Series MTN, 0.707%, 4/23/2015	3,001,848
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	4,001,380
2,000,000	[1]	MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.005%, 9/26/2016	2,011,592
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.556%, 7/25/2017	6,866,666
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 1.106%, 1/24/2019	1,995,672
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 1.396%, 1/27/2020	705,905
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,014,480
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,206,208
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.693%, 5/13/2016	3,513,597
15,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, Series GMTN, 0.605%, 3/8/2016	15,051,405
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 0.439%, 9/11/2017	2,998,761
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.736%, 10/28/2019	2,007,806
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 1.175%, 6/26/2015	3,011,178
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 0.995%, 7/30/2018	8,064,784
		TOTAL	119,432,146
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,056,212
		Financial Institution - Finance Companies—1.1%
15,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, Series GMTN, 0.763%, 1/14/2019	15,002,505
		Financial Institution - Insurance - Life—2.6%
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	4,705,713
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 0.632%, 4/10/2017	8,024,824

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.607%, 5/23/2016	$4,491,052
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 0.521%, 12/15/2017	3,000,447
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,416,531
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.012%, 8/15/2018	6,028,128
		TOTAL	33,666,695
		Financial Institution - Insurance - P&C—0.5%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,031,400
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,009,370
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.163%, 7/15/2027	829,972
		TOTAL	6,870,742
		Technology—2.2%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 0.532%, 5/6/2019	7,010,297
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.734%, 3/1/2019	6,685,990
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,114,560
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,030,356
1,500,000	[2,3]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	1,524,599
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,009,091
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	999,237
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 0.833%, 1/15/2019	5,038,135
		TOTAL	29,412,265
		Transportation - Railroads—0.5%
5,285,000	[1]	Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.956%, 10/28/2016	5,274,361
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,314,683
		TOTAL	6,589,044
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,025,388
		Utility - Electric—1.2%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,529,019
3,000,000	[1]	Duke Energy Corp., Floating Rate Note—Sr. Note, 0.636%, 4/3/2017	3,005,361
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,024,536
6,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	6,025,374
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,125,012
		TOTAL	15,709,302
		Utility - Natural Gas—0.2%
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	2,992,401
		TOTAL CORPORATE BONDS (IDENTIFIED COST $449,117,823)	452,771,274
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
6,426		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	6,918
12,901		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	14,471
31,020		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	32,784
2,436		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	2,535
		TOTAL	56,708
		Federal National Mortgage Association—0.0%
6,377		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	6,675
58,756		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	68,969
		TOTAL	75,644

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.0%
$27,205		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	$31,760
7,427		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	8,976
		TOTAL	40,736
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $157,823)	173,088
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	3,246,704
1,225,000		New Jersey State Transportation Trust Fund Authority, Refunding Revenue Bonds (Series 2013B), 1.758% Bonds (New Jersey State), 12/15/2018	1,210,557
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,435,850)	4,457,261
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
4,000,000	[2,3]	Finland, Government of, Sr. Unsecd. Note, 1.25%, 10/19/2015 (IDENTIFIED COST $4,027,591)	4,030,176
		U.S. TREASURY—0.9%
		U.S. Treasury Note—0.9%
12,000,000	[5]	United States Treasury Note, 1.00%, 3/31/2017 (IDENTIFIED COST $11,996,005)	12,123,310
		INVESTMENT COMPANIES—8.4%[6]
3,416,804		Federated Bank Loan Core Fund	34,133,873
4,037,701		Federated Mortgage Core Portfolio	40,619,272
8,793,055	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	8,793,055
683,507		Federated Project and Trade Finance Core Fund	6,404,458
3,282,949		High Yield Bond Portfolio	20,912,384
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $112,676,136)	110,863,042
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $1,310,430,105)[8]	1,311,717,184
		OTHER ASSETS AND LIABILITIES - NET—0.1%[9]	1,338,061
		TOTAL NET ASSETS—100%	$1,313,055,245
At January 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
10U.S. Treasury Note 5-Year Short Futures	250	$30,335,938	March 2015	$(631,380)
The average notional value of short futures contracts held by the Fund throughout the period was $28,061,055. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.

At January 31, 2015, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 21 Leveraged Loan CDSI
Buy/Sell	Sell
Pay/Receive Fixed Rate	2.50%
Expiration Date	12/20/2018
Implied Credit Spread at 1/31/2015[11]	2.79%
Notional Amount	$9,900,000
Market Value	$379,500
Upfront Premiums Paid/(Received)	$470,250
Unrealized Depreciation	$(90,750)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $12,304,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts and Swap Contract is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $454,577,772, which represented 34.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $446,967,136, which represented 34.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.347%, 2/3/2029	7/9/1999	$84,863	$39,351
Carlyle Global Market Strategies, Class A, 2.153%, 10/15/2021	5/22/2014	$7,500,000	$7,500,000
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$36,130	$35,893
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$35,392
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	At January 31, 2015, the cost of investments for federal tax purposes was $1,310,430,105. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from: (a) futures contracts; and (b) swap contract was $1,287,079. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,536,271 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,249,192.
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$3,919,219	$—	$3,919,219
Asset-Backed Securities	—	539,988,381	7,535,392	547,523,773
Collateralized Mortgage Obligations	—	175,820,148	35,893[1]	175,856,041
Corporate Bonds	—	451,941,302	829,972	452,771,274
Mortgage-Backed Securities	—	173,088	—	173,088
Municipal Bonds	—	4,457,261	—	4,457,261
Foreign Government/Agency		4,030,176		4,030,176
U.S. Treasury	—	12,123,310	—	12,123,310
Investment Companies[2]	8,793,055	102,069,987[3]		110,863,042
TOTAL SECURITIES	$8,793,055	$1,294,522,872	$8,401,257	$1,311,717,184
OTHER FINANCIAL INSTRUMENTS[4]	$(631,380)	$379,500	$—	$(251,880)
1	Includes $33,056 of a collateralized mortgage obligation transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the investment at the beginning of the period.
2	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publically available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Includes $96,578,137 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
4	Other financial instruments include futures contracts and swap contract.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
13

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 19, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015